NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Newton Sustainable U.S. Equity Fund

Supplement dated June 17, 2021
to the Summary Prospectus dated April 30, 2021

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus.

Effective August 31, 2021, the NVIT Newton Sustainable U.S. Equity Fund is renamed the “NVIT BNY Mellon Sustainable U.S. Equity Fund.” All references to the Fund’s former name in the Summary Prospectus are replaced accordingly.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE